Non-Interest Income and Non-Interest Expense	12 Months Ended
Dec. 31, 2013
Other Income And Expenses [Abstract]
Non-Interest Income and Non-Interest Expense
(10)	Non-Interest Income and Non-Interest Expense

The significant components of non-interest income and non-interest expense for the years ended December 31 are presented below:

	In Thousands
	2013	2012	2011

Non-interest income:
Service charges on deposits	$4,090	4,568	5,356
Other fees and commissions	7,726	7,603	6,859
Security gains, net	78	259	192
Fees and gains on sales of loans	3,298	3,602	2,069
Other income	12	3	—

	$15,204	16,035	14,476

	In Thousands
	2013	2012	2011

Non-interest expense:
Employee salaries and benefits	$25,697	23,984	22,723
Occupancy expenses	2,715	2,626	2,524
Furniture and equipment expenses	1,406	1,175	1,156
Loss on sales of other assets, net	3	2	15
Write downs and loss on sales of other real estate, net	1,642	3,286	3,560
Data processing expenses	1,902	1,433	1,322
FDIC insurance	1,220	1,738	1,756
Directors’ fees	707	762	739
Legal fees and litigation losses	2,980	178	63
Other operating expenses	10,515	9,914	9,805

	$48,787	45,098	43,663